Expense Example {- Fidelity Tactical Bond ETF} - NF_08.31 Fidelity Tactical Bond ETF_Pro-01 - Fidelity Tactical Bond ETF - Fidelity Tactical Bond ETF	Jan. 13, 2023 USD ($)
Expense Example:
1 year	$ 56
3 years	$ 176